Share-based compensation	12 Months Ended
Dec. 31, 2022
Share-based compensation
Share-based compensation

20. Share-based compensation

The table below presents a summary of the Group’s share-based compensation for the years ended December 31, 2020, 2021 and 2022:

	For the Year Ended December 31
	2020	2021	2022
	RMB	RMB	RMB

Operations and support	80,139	193,552	143,588
Sales and marketing	210,513	326,332	264,572
Research and development	777,888	2,258,705	1,183,306
General and administrative	2,344,752	21,875,994	1,832,583
Total share-based compensation expenses	3,413,292	24,654,583	3,424,049
Investment income (loss), net*	—	178,506	47,421
Total share-based compensation	3,413,292	24,833,089	3,471,470

*     The Company granted share-based awards under the 2017 Plan and 2021 Plan (as defined below) to the employees of an equity investee with no increase in the relative ownership percentage of the investee and no proportionate funding by other investors. Accordingly, the Company recognized the entire cost of the share-based awards as incurred, amounting to RMB178,506 and RMB47,421 in investment income (loss), net in the consolidated statements of comprehensive loss for the years ended December 31, 2021 and 2022.

(a)	Share Incentive Plan

In December 2017, the Company adopted the Equity Incentive Plan (the “2017 Plan”), approved by the Board of Directors, which was subsequently amended. Share options, restricted shares and restricted share units (“RSUs”) under 2017 Plan may be granted to employees, directors and consultants of the Group and other related entities stipulated in the 2017 Plan. As of December 31, 2022, the maximum aggregate number of ordinary shares which may be issued pursuant to all awards under the 2017 Plan was 195,127,549 shares.

In June 2021, the Company adopted the 2021 Share Incentive Plan (the “2021 Plan”), approved by the Board of Directors under which share options, restricted shares and RSUs may be granted to its employees, directors and consultants of the Group and other related entities stipulated in the 2021 Plan. As of December 31, 2022, the maximum aggregate number of ordinary shares which may be issued pursuant to all awards under the 2021 Plan was 116,906,908 shares.

20. Share-based compensation (Continued)

Share-based awards granted under the 2017 Plan and the 2021 Plan have a contractual term of seven years from the stated grant date and are generally subject to a four-year vesting schedule as determined by the administrator of the plans. Depending on the nature and the purpose of the grant, share-based awards generally vest 15% upon the first anniversary of the vesting commencement date, and 25%, 25% and 35% in following years thereafter. In January 2022, the Company extended the contractual term for share options from seven years to ten years, effective as January 2022.

In April 2021, the Company approved granting 66,711,066 share options under the 2017 Plan to certain then directors and executive officers with a nominal exercise price per share, of which 63,501,066 share options granted to certain senior management were fully vested as the result of accelerated vesting. This resulted in share-based compensation expenses of RMB19,572,000 recognised in general and administrative expenses in the consolidated financial statements for the year ended December 31, 2021.

(b)Modification

For the years ended December 31, 2020 and 2021, 20,280,382 and 1,020,551 existing share options were exchanged for 25,905,827 and 688,826 new options, respectively, with different exercise prices, leading to incremental costs of RMB98,153 and RMB5,678 on the respective modification dates. In January 2022, the Company extended the contractual term for share options from seven years to ten years as aforementioned, leading to incremental costs of RMB153,139 on the respective modification date.

(c)Share Options

A summary of activities of the share options for the years ended December 31, 2020 and 2021 and 2022 is presented as follows:

			Weighted
		Weighted	Average		Weighted
		Average	Remaining	Aggregate	Average
	Number of	Exercise	Contractual	Intrinsic	Grant Date
	Options	Price	Life	Value	Fair Value
		US$	In Years	US$	US$
Outstanding as of January 1, 2020	58,401,190	5.45	4.54	2,010,425	27.59
Granted	12,981,876	0.62			38.30
Modification	5,625,445	11.80			28.45
Exercise of share options with shares issued to trusts	(13,379,655)	11.80		405,191	28.45
Exercise of share options	(12,526,172)	11.80		379,344	28.45
Forfeited/cancelled	(4,304,441)	5.86			34.20
Outstanding as of December 31, 2020	46,798,243	6.04	3.74	1,686,640	26.16
Granted	88,434,809	0.0001823			47.47
Modification	(331,725)	0.0001823			47.71
Exercise of share options with shares issued to trusts	(68,616,887)	0.0001823		1,366,836	47.71
Exercise of share options	(9,640,697)	0.0001823		192,041	47.71
Forfeited/cancelled	(4,067,894)	2.44			41.29
Outstanding as of December 31, 2021	52,575,849	4.90	3.40	789,898	30.18
Granted	18,459,565	0.0001823			11.80
Exercise of share options	(2,749,909)	0.42		33,819	24.22
Forfeited/cancelled	(4,552,050)	1.00			36.86
Outstanding as of December 31, 2022	63,733,455	3.94	6.39	559,325	24.62
Exercisable as of December 31, 2022	34,881,339	7.03	4.47	198,497	24.94
Vested and Expected to Vest as of December 31,2022	56,489,339	4.45	6.06	467,150	25.13

20. Share-based compensation (Continued)

The Group uses the binomial option pricing model to determine fair value of the share-based awards. The estimated fair value of each option granted is estimated on the date of grant using the binomial option-pricing model with the following assumptions:

	For the Year Ended December 31
	2020	2021	2022
Fair value of ordinary shares (US$)	37.65 ‑ 42.08	30.32 – 65.60	7.34-19.92
Expected volatility	31.0% ‑ 34.8%	33.6% - 37.8%	35.27%-40.34%
Risk‑free interest rate (per annum)	1.16% ‑ 1.69%	0.94% - 1.26%	1.52%-3.83%
Expected dividend yield	0%	0%	0%
Expected term (in years)	7	7	10

Risk-free interest rate is estimated based on the yield curve of US Sovereign Bond as of the option valuation date. The expected volatility at the grant date and each option valuation date is estimated based on annualized standard deviation of daily stock price return of comparable companies with a time horizon close to the expected expiry of the term of the options. The Group has never declared or paid any cash dividends on its capital stock, and the Group does not anticipate any dividend payments in the foreseeable future. Expected term is the contract life of the options.

(d) Restricted shares and RSUs

A summary of activities of restricted shares and RSUs for the years ended December 31, 2020, 2021 and 2022 is presented as follows:

			Weighted
		Weighted	Average
		Average	Remaining
	Number of	Grant Date	Contractual
	Shares	Fair Value	Life
		US$	In Years
Unvested at January 1, 2020	7,726,671	36.64	4.82
Granted	1,249,178	38.74
Vested	(1,802,889)	39.14
Exercise of share options with shares issued to trusts	13,379,655	39.87
Forfeited/cancelled	(1,790,178)	39.05
Unvested at December 31, 2020	18,762,437	38.60	4.60
Granted	3,137,540	48.47
Vested	(64,990,673)	45.36
Exercise of share options with shares issued to trusts	68,616,887	47.71
Forfeited/cancelled	(2,248,496)	48.40
Unvested at December 31, 2021	23,277,695	41.21	5.28
Granted	1,714,158	12.47
Vested	(7,947,817)	34.14
Forfeited/cancelled	(2,446,370)	40.84
Unvested at December 31, 2022	14,597,666	40.97	7.47
Expected to vest at December 31, 2022	11,686,346	41.52	7.54

The share-based awards granted have 1) only service condition; 2) both service and performance conditions, where awards granted are only vested or exercisable upon the occurrence of an IPO or deemed liquidation events by the Group.

The Group recognized share-based compensation, net of estimated forfeitures, using the graded vesting attribution method over the vesting term of the awards for the service condition awards.

20. Share-based compensation (Continued)

The Group considered it is improbable that the IPO or deemed liquidation events performance conditions would be satisfied until the event occurred. As a result, the share-based compensation expenses of RMB1,235,497 for these awards were not recognized until June 30, 2021, which was near the completion of the Group’s IPO by using the graded-vesting method.

As of December 31, 2022, there were RMB1,649,071 of unrecognized compensation expenses related to the share options expected to be recognized over a weighted average period of 2.51 years.

As of December 31, 2022, there were RMB1,157,782 of unrecognized compensation expenses related to restricted shares and RSUs, expected to be recognized over a weighted average period of 2.12 years.

(e) Voyager’s share-based awards

In the first quarter of 2021, Voyager Group Inc. (“Voyager”), a subsidiary of the Group, adopted 2020 Equity Incentive Plan (“Voyager Incentive Plan”) under which share options, restricted shares and RSUs may be granted to employees, directors and consultants of Voyager, its subsidiaries, the VIEs and VIEs’ subsidiaries and other related entities stipulated in the Voyager Incentive Plan. As of December 31, 2022, the maximum aggregate number of ordinary shares which could be issued pursuant to all awards under the Plan was 16,666,667 shares. The share-based compensation expenses of RMB221,178 and RMB 181,379 were recognized in the consolidated financial statements for the years ended December 31, 2021 and 2022.

Share-based awards granted under the Voyager Incentive Plan have a contractual term of seven years from the stated grant date and are generally subject to a four-year or five-year vesting schedule as determined by the administrator of the plans. Depending on the nature, share-based awards generally vest 25% or 20% upon the first anniversary of the vesting commencement date, and 25% or 20% every year thereafter. Furthermore, certain share-based awards are both service and performance condition, where awards granted are only vested upon the occurrence of an IPO or deemed liquidation events by Voyager.